Organization and Principal Activities - Schedule of Amounts and Balances of VIEs Included in Consolidated Financial Statements With Intercompany Transactions Eliminated (Detail)
¥ in Thousands, $ in Thousands
		12 Months Ended
		Mar. 31, 2025 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 CNY (¥)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2022 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents		¥ 82,021		¥ 358,787		$ 11,303
Restricted cash		511		511		70
Short-term investments		297,571		61,312		41,006
Inventories, net		11		98		2
Loan receivables, net		31,108		31,564		4,287
Prepayments, receivables and other current assets		59,208		54,956		8,159
Due from related party		14,924		11,613
Property and equipment, net		281,277		299,741		38,761
Intangible assets, net		718		949		99
Right-of-use assets		941		2,576		130
Investments		49,971		81,808		6,886
Other non-current assets		39,759		45,473		5,479
Total assets		858,227		938,362		118,267
Accounts payable		4,500		6,862		620
Salaries and welfare payable		7,873		6,936		1,085
Advances from customers		57		207		8
Taxes payable		3,144		1,285		433
Current portion of lease liabilities		620		1,888		85
Accruals and other current liabilities		301,204		299,317		41,507
Deferred tax liabilities		0		1,299		0
Total liabilities		321,227		323,908		44,266
Total shareholders' equity		537,000		614,454	¥ 671,359	$ 74,001	¥ 832,155
Other (expense)/income, net		5,093	$ 702	12,784	7,267
Total (loss)/gain before tax		(59,734)		(68,577)	(188,389)
Add: Income tax benefit/(expenses)		839	116	(1,618)	(1,983)
Net (loss)/profit		(60,573)	(8,347)	(66,959)	(186,406)
Net cash used in operating activities		(67,916)	(9,359)	(40,461)	(10,090)
Net cash provided by/(used in) investing activities		(207,930)	$ (28,654)	(19,766)	608
Related Party
Variable Interest Entity [Line Items]
Due from related party		15,131		587
Revenues		244		185	0
VIEs and VIEs Subsidiaries
Variable Interest Entity [Line Items]
Cash and cash equivalents		45,486		169,039
Restricted cash		511		511
Short-term investments		231,247		51,935
Inventories, net		10		86
Loan receivables, net		31,108		31,564
Prepayments, receivables and other current assets		17,770		43,606
Property and equipment, net		239,855		263,770
Intangible assets, net		119		176
Investments		39,625		46,722
Other non-current assets		39,448		32,000
Total assets		717,530		710,616
Accounts payable		356		392
Salaries and welfare payable		3,013		1,579
Advances from customers		56		56
Taxes payable		2,551		1,049
Accruals and other current liabilities		242,575		246,158
Total liabilities		1,699,220		1,754,389
Total shareholders' equity		(981,690)		(1,043,773)
Income from non-operations		32,902		5,952	9,874
Total (loss)/gain before tax		62,856		(35,288)	(82,541)
Add: Income tax benefit/(expenses)		(772)		1,720	8,757
Net (loss)/profit		62,084		(33,568)	(73,784)
Inter-company payment for service charges	[1]	(6,068)		(7,625)	(4,561)
Operating activities with external parties		19,211		(15,636)	(26,610)
Net cash used in operating activities		42,969		17,775	83,151
Net cash provided by/(used in) investing activities		(166,522)		(108,068)	(37,211)
Net increase/(decrease) in cash and cash equivalents and restricted cash		(123,553)		(90,293)	45,940
VIEs and VIEs Subsidiaries | Third party [Member]
Variable Interest Entity [Line Items]
Other (expense)/income, net		2,056		2,879	4,922
VIEs and VIEs Subsidiaries | Intercompany [Member]
Variable Interest Entity [Line Items]
Other (expense)/income, net	[2]	72,600		5,500	17,650
VIEs and VIEs Subsidiaries | Third Party Costs [Member]
Variable Interest Entity [Line Items]
Costs and expenses		(101,272)		(92,427)	(189,199)
VIEs and VIEs Subsidiaries | Intercompany Costs [Member]
Variable Interest Entity [Line Items]
Costs and expenses	[3]	(7,473)		(10,954)	(13,545)
VIEs and VIEs Subsidiaries | Related Party
Variable Interest Entity [Line Items]
Due from related party		502		587
Amounts due to subsidiaries		1,581		1,398
VIEs and VIEs Subsidiaries | Third Party Revenue [Member]
Variable Interest Entity [Line Items]
Revenues		49,515		40,617	60,972
VIEs and VIEs Subsidiaries | Inter Company Revenue [Member]
Variable Interest Entity [Line Items]
Revenues		14,528		13,145	26,785
Non-VIE Subsidiaries
Variable Interest Entity [Line Items]
Other operating activities with non-VIE subsidiaries	[4]	29,826		41,036	¥ 114,322
Non-VIE Subsidiaries | Related Party
Variable Interest Entity [Line Items]
Due from related party	[5]	71,849		70,620
Amounts due to subsidiaries	[6]	¥ 1,449,088		¥ 1,503,757

[1]

Note 5: Inter-company payments for service charges represents the cash paid by the VIEs to the Group’s relevant PRC subsidiaries for technical and consulting services charges in accordance with exclusive consultation and service agreements, all of which have been eliminated in the presentation of Consolidated Statements of Cash flows.

[2]

Note 4: Inter-company other operating income represents the write-off of the amounts among the Group’s non-VIE subsidiaries and the VIEs, all of which have been eliminated in the presentation of Consolidated Statements of Operations and Comprehensive Loss.

[3]	Note 3: Inter-company costs and expenses are technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements, all of which have been eliminated in the presentation of Consolidated Statements of Operations and Comprehensive Loss.
[4]

Note 6: Other operating activities with non-VIE subsidiaries included cash receipts for treasury management purposes and service fees charged by the VIEs to the Group’s non-VIE subsidiaries,all of which have been eliminated in the presentation of Consolidated Statements of Cash flows.

[5]

Note 1: The amount due from non-VIE subsidiaries of the Company as of March 31, 2024 and 2025 mainly represent the receivables of the VIEs due from the Company’s wholly-owned subsidiaries for treasury management purposes and service charges.

[6]

Note 2: The amount due to non-VIE subsidiaries of the Company as of March 31, 2024 and 2025 mainly represent the payables resulting from technical and consulting services fee charged by the Group’s relevant PRC subsidiaries to the VIEs in accordance with exclusive consultation and service agreements.